Financial and capital risks management (Accounts receivable and contract assets) (Detail) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	¥ 32,494,725
Loss allowance	195,320
Current (not past due) [member]
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	30,218,242
Loss allowance	0
Within 1 year past due [member]
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	2,052,658
Loss allowance	68,017
1 - 3 years past due [member]
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	100,696
Loss allowance	6,816
More than 3 years past due [member]
Financial and capital risks management [line items]
Gross carrying amount of accounts receivable and contract assets	123,129
Loss allowance	¥ 120,487